Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2023
Other Receivables And Prepayments [Abstract]
Other Receivables and Prepayments	Other Receivables and Prepayments

	As of December 31,
(In thousands)	2022	2023
Prepayment for clinical trials and drug manufacturing services	$2,710	$1,732
Prepaid expenses	369	357
Deposits	51	51
Others	232	178
	$3,362	$2,318